PRE-OPENING EXPENSES (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
PRE-OPENING EXPENSES
Rents		¥ 221	¥ 192	¥ 67
Personnel costs		18	6	2
Others		16	8	3
Total	$ 37	¥ 255	¥ 206	¥ 72